Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	Aptorum Group Ltd
Entity Central Index Key	0001734005
Amendment Flag	false
Document Type	F-1
Document Period End Date	Dec. 31, 2018
Entity Emerging Growth Company	true
Entity Ex Transition Period	false